Tangible fixed assets	12 Months Ended
Dec. 31, 2023
Tangible fixed assets
Tangible fixed assets

3. Tangible fixed assets

The movements in tangible fixed assets (i.e. vessels and their associated depot spares) are reported in the following table:

			Total
		Other tangible	tangible fixed
Cost	Vessels	assets	assets
As of January 1, 2022	2,681,095	4,089	2,685,184
Additions, net	1,835	1,523	3,358
Transfer under Vessels held for sale	(324,034)	—	(324,034)
As of December 31, 2022	2,358,896	5,612	2,364,508
Additions, net	7,748	1,705	9,453
Disposal	(203,884)	—	(203,884)
Write-off of fully amortized drydocking component	(7,173)	—	(7,173)
As of December 31, 2023	2,155,587	7,317	2,162,904
Accumulated depreciation and impairment loss
As of January 1, 2022	796,601	—	796,601
Depreciation	68,264	—	68,264
Impairment loss on vessels	4,444	—	4,444
Transfer under Vessels held for sale	(182,572)	—	(182,572)
As of December 31, 2022	686,737	—	686,737
Depreciation	59,424	—	59,424
Disposal	(53,542)	—	(53,542)
Write-off of fully amortized drydocking component	(7,173)	—	(7,173)
As of December 31, 2023	685,446	—	685,446
Net book value
As of December 31, 2022	1,672,159	5,612	1,677,771
As of December 31, 2023	1,470,141	7,317	1,477,458

All vessels have been pledged as collateral under the terms of the Five-Year Sustainability-Linked Senior Secured Reducing Revolving Credit Facility in the amount of $2.8 billion (the “Facility”) (Note 7).

In June 2022, GAS-twenty Ltd., the vessel-owning entity of the Steam vessel Methane Shirley Elisabeth, entered into a Memorandum of Agreement with respect to the sale of its vessel to an unrelated third party, with the transaction completed on September 14, 2022. Also, as of June 30, 2022, GasLog Partners was actively pursuing to enter into an agreement for the sale and lease-back of a Steam vessel, the Methane Heather Sally, which was completed on October 31, 2022 (Note 4).

On March 30, 2023, GAS-five Ltd. completed the sale and lease-back of the GasLog Sydney with a wholly owned subsidiary of CDBL (Note 4). All criteria outlined by IFRS 5 Non-current Assets Held for Sale and Discontinued Operations were deemed to have been met on that date and as a result, the carrying amount of the GasLog Sydney ($150,342) was remeasured at the lower between carrying amount and fair value less costs to sell, resulting in the recognition of an impairment loss of $142 in the year ended December 31, 2023. In addition, a loss on disposal of $1,033 was also recognized in profit or loss.

As of December 31, 2023, the Partnership concluded that there were no events or circumstances triggering the existence of potential impairment or reversal of impairment of its vessels.